Leases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Leases [Abstract]
Incremental borrowing rate	3.25%	3.75%	3.73%
Operating lease expenses	$ 37,386	$ 30,425	$ 45,869